Accounts Receivable, Net (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS RECEIVABLE,NET [Abstract]
Accounts receivable	$ 69,694	$ 68,309
Less: Allowance for credit losses	(15,366)	(16,377)	$ (16,086)	$ (19,706)
Accounts receivable, net	$ 54,328	$ 51,932